Divestiture of non-core properties	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Divestiture of non-core properties

Note 11: Divestiture of non-core properties

During the second quarter of 2012, we sold certain mature oil and natural gas properties located in our Velma Area in southern Oklahoma for a cash price of $37,000 subject to post-closing adjustments. In accordance with the full cost method of accounting, we reduced our full cost pool by the amount of the net proceeds and did not record a gain or loss on the sale.

Note 13: Divestitures

On November 7, 2011, we sold substantially all the remaining assets of GCS for a cash price of $4,433. We recorded a gain on the sale of $2,630, which is included in “Other income” on the consolidated statement of operations.

On November 28, 2011, we sold certain non-strategic oil and natural gas properties located in our Rocky Mountains area to Charger Resources, LLC for a cash price of approximately $33,100. In accordance with the full cost method of accounting, we reduced our full cost pool by the amount of the net proceeds and did not record a gain or loss on the sale.